Interim Consolidated Balance Sheets - CAD ($)	Jun. 30, 2018	Dec. 31, 2017
CURRENT
Cash	$ 445,133	$ 494,443
Accounts receivable	143,932	297,309
GST recoverable	13,558	9,044
Prepaid expenses	138,675	159,312
Total current assets	741,298	960,108
CURRENT
Trade and other payables	198,970	150,213
Liabilities to customers	106,747	297,309
Convertible promissory notes - current portion	1,353,319	1,294,693
Total current liabilities	1,659,036	1,742,215
Convertible promissory notes	6,452	287,802
Total liabilities	1,665,488	2,030,017
SHAREHOLDERS' DEFICIENCY
Share Capital	4,817,126	4,106,207
Deficit	(5,741,316)	(5,176,116)
Total shareholders' deficiency	(924,190)	(1,069,909)
Total liabilities and shareholders' deficiency	$ 741,298	$ 960,108